CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [Line Items]
Cash and cash equivalents at the beginning of the year	€ 1,742,214	€ 1,121,981	€ 1,388,901
Cash flows from operating activities:
Net profit	1,599,516	1,525,913	1,257,457
Income tax expense	464,119	363,043	344,897
Amortization and depreciation	661,937	666,777	662,305
Provision accruals	54,466	81,546	64,834
Result from investments	(12,572)	(8,245)	(6,137)
Financial income	(168,145)	(147,100)	(132,319)
Financial expenses	214,226	145,895	147,334
Other non-cash expenses, net	98,169	91,909	79,813
Change in inventories	(76,684)	(157,526)	(309,564)
Change in trade receivables	(20,617)	(94,029)	(33,381)
Change in trade payables	(59,130)	7,672	43,277
Change in receivables from financing activities	(154,580)	(118,687)	(107,247)
Change in other operating assets and liabilities	222,377	(20,045)	48,642
Finance income received	38,035	49,673	32,432
Finance costs paid	(126,257)	(50,354)	(83,243)
Income tax paid	(385,554)	(409,786)	(292,463)
Total cash flows from operating activities	2,349,306	1,926,656	1,716,637
Cash flows used in investing activities:
Investments in intangible assets	(457,976)	(506,874)	(487,148)
Investments in property, plant and equipment	(485,210)	(482,277)	(381,762)
Acquisition of subsidiary and other investments	(1,352)	0	0
Proceeds from the sale of property, plant and equipment and intangible assets	400	2,041	2,458
Total cash flows used in investing activities	(944,138)	(987,110)	(866,452)
Cash flows used in financing activities:
Repayments of bonds and notes	(450,963)	0	(575,702)
Proceeds from bonds and notes	0	496,145	0
Repayments of securitizations	(33,294)	(243,649)	(49,611)
Proceeds from securitizations	142,375	340,499	151,217
Repayments of borrowings from banks and other financial institutions	(378,332)	(104,690)	(72,500)
Proceeds from borrowings from banks and other financial institutions	400,000	225,000	250,000
Repayments of other debt	(46,161)	(41,297)	(35,566)
Proceeds from other debt	42,527	51,022	34,596
Repayments of lease liabilities	(23,825)	(22,001)	(17,691)
Dividends paid to owners of the parent	(529,707)	(439,918)	(328,631)
Dividends paid to non-controlling interests	(4,448)	(4,788)	(4,890)
Share repurchases	(785,329)	(581,084)	(460,629)
Total cash flows used in financing activities	(1,667,157)	(324,761)	(1,109,407)
Translation exchange differences	(12,514)	5,448	(7,698)
Total change in cash and cash equivalents	(274,503)	620,233	(266,920)
Cash and cash equivalents at the end of the year	€ 1,467,711	€ 1,742,214	€ 1,121,981